UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
September 30, 2025
Date of reporting period:
September 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Towle Value Fund
TDVFX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Towle Value Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/towle/. You can also request this information by contacting us at 1-888-99TOWLE (888-998-6953).
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Towle Value Fund (TDVFX)	$121	1.20%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending September 30, 2025, the Fund was up 1.0%. This compares to the Russell 2000 Value (R2KV) up 7.9% and the S&P 500 up 17.6%. The Fund underperformed in the first six months of the period but was up 17.2% for the second half of the period. The Fund primarily invested in the Consumer Discretionary, Energy, and Industrials sectors in holdings with market capitalizations between $300M and $18B, ending the period with a weighted average market capitalization of $4.8B.
TOP PERFORMANCE CONTRIBUTORS
Energy | From a portfolio allocation perspective, the biggest contributor to positive performance was the Fund’s exposure to the Energy sector. Two holdings in this sector produced returns north of 80% for the period – Par Pacific Holdings, Inc. (PARR) and Delek US Holdings, Inc. (DK.)
Consumer Discretionary | The second largest contributor to positive performance during the period was the Fund’s exposure to the Consumer Discretionary sector. Dana Incorporated (DAN), Advance Auto Parts, Inc. (AAP), and Sleep Number Corporation (SNBR) holdings yielded returns greater than 50% for the period.
Real Estate | The Real Estate sector was the third largest contributor to the Fund’s portfolio, led by Anywhere Real Estate, Inc. (HOUS) which returned 55.5% during the period while Cushman & Wakefield (CWK) produced a return of 53.7%.
TOP PERFORMANCE DETRACTORS
Healthcare | The largest detractor to the Fund’s performance was the Healthcare sector, which was down 78.7% during the period. This underperformance was led by Owens & Minor, Inc. (OMI) down 78.1% for the 12-month period.
Steel Holdings | The second largest detractor to the Fund’s performance was the Materials sector, led by holdings in steel companies. Algoma Steel Group, Inc. (ASTL) declined 53.4% during the period while Cleveland-Cliffs Inc. (CLF) was down 43.9%.
Industrials | The Industrials sector was the third largest detractor to the Fund’s portfolio, which made up 18% of the portfolio as of 9/30/2025. The underperformance was led by JELD-WEN Holding, Inc. (JELD) down 75.2%, Wabash National Corporation (WNC) down 37.4%, and BlueLinx Holdings Inc. (BXC) down 36.5%.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Towle Value Fund (TDVFX)	1.02%	12.68%	8.06%
S&P 500 Index	17.60%	16.47%	15.30%
Russell 2000 Value Index	7.88%	14.59%	9.23%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$89,128,317
Total number of portfolio holdings	43
Total advisory fees paid (net)	$675,984
Portfolio turnover rate as of the end of the reporting period	100%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Par Pacific Holdings, Inc.	5.0%
Delek U.S. Holdings, Inc.	4.5%
HF Sinclair Corp.	3.5%
United Natural Foods, Inc.	3.4%
Anywhere Real Estate, Inc.	3.2%
Lyft, Inc. - Class A	3.0%
Sonic Automotive, Inc. - Class A	2.9%
AutoNation, Inc.	2.8%
Cushman & Wakefield PLC	2.7%
Southwest Airlines Co.	2.7%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://funddocs.filepoint.com/towle/. You can also request this information by contacting us at 1-888-99TOWLE (888-998-6953).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-99TOWLE (888-998-6953) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Towle Value Fund

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-833-297-2587.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William H. Young is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Towle Value Fund	FYE 9/30/2025	FYE 9/30/2024
(a)	Audit Fees	$17,600	$17,200
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$2,900	$2,800
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Towle Value Fund	FYE 9/30/2025	FYE 9/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

	Towle Value Fund	FYE 9/30/2025	FYE 9/30/2024
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Towle Value Fund

Ticker Symbol: (TDVFX)

ANNUAL FINANCIALS AND OTHER INFORMATION

September 30, 2025

Towle Value Fund

A series of Investment Managers Series Trust

Table of Contents

Item 7. Financial Statements and Financial Highlights
Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	7
Report of Independent Registered Public Accounting Firm	15
Supplemental Information	16

This report and the financial statements contained herein are provided for the general information of the shareholders of the Towle Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

https://towlefund.com/

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Towle Value Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2025

Number of Shares		Value
	COMMON STOCKS — 98.1%
	COMMUNICATIONS — 3.0%
120,937	Lyft, Inc. - Class A*	$2,661,823

	CONSUMER, CYCLICAL — 34.9%
94,934	Adient PLC*,1	2,286,011
34,554	Alaska Air Group, Inc.*	1,720,098
7,873	Asbury Automotive Group, Inc.*	1,924,555
11,532	AutoNation, Inc.*	2,522,856
205,284	Bloomin’ Brands, Inc.	1,471,886
17,128	BlueLinx Holdings, Inc.*	1,251,714
51,249	BorgWarner, Inc.	2,252,906
14,618	Hovnanian Enterprises, Inc. - Class A*	1,878,267
19,235	Lear Corp.	1,935,233
48,704	Magna International, Inc.[1]	2,307,596
207,729	Methode Electronics, Inc.	1,568,354
33,640	Sonic Automotive, Inc. - Class A	2,559,668
75,407	Southwest Airlines Co.	2,406,237
228,370	Titan International, Inc.*	1,726,477
178,283	Wabash National Corp.	1,759,653
79,491	Zumiez, Inc.*	1,558,818
		31,130,329
	CONSUMER, NON-CYCLICAL — 7.9%
72,386	Albertsons Cos., Inc.	1,267,479
20,065	Bunge Global S.A.[1]	1,630,281
241,953	Owens & Minor, Inc.*	1,161,375
80,057	United Natural Foods, Inc.*	3,011,744
		7,070,879
	ENERGY — 21.7%
14,575	Alpha Metallurgical Resources, Inc.*	2,391,612
123,643	Delek U.S. Holdings, Inc.	3,989,959
60,492	HF Sinclair Corp.	3,166,151
134,458	Liberty Energy, Inc.	1,659,212
126,792	Par Pacific Holdings, Inc.*	4,490,973
75,599	PBF Energy, Inc. - Class A	2,280,822
254,711	ProPetro Holding Corp.*	1,334,686
		19,313,415
	FINANCIAL — 8.1%
50,236	Ally Financial, Inc.	1,969,251
269,706	Anywhere Real Estate, Inc.*	2,856,187
152,963	Cushman & Wakefield PLC*,1	2,435,171
		7,260,609
1

Towle Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL — 20.7%
30,576	ArcBest Corp.	$2,136,345
17,660	Arrow Electronics, Inc.*	2,136,860
81,813	Clearwater Paper Corp.*	1,698,438
119,302	Metallus, Inc.*	1,972,062
8,840	MYR Group, Inc.*	1,838,985
11,961	Oshkosh Corp.	1,551,342
85,684	Ryerson Holding Corp.	1,958,736
13,657	Sanmina Corp.*	1,572,057
11,191	TD SYNNEX Corp.	1,832,526
68,513	World Kinect Corp.	1,777,913
		18,475,264
	TECHNOLOGY — 1.8%
114,940	DXC Technology Co.*	1,566,632

	Total Common Stocks
	(Cost $75,197,525)	87,478,951

Principal Amount
	SHORT-TERM INVESTMENTS — 2.0%
$1,762,847	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.55%[2]	1,762,847

	Total Short-Term Investments
	(Cost $1,762,847)	1,762,847

	TOTAL INVESTMENTS — 100.1%
	(Cost $76,960,372)	89,241,798
	Liabilities in Excess of Other Assets — (0.1)%	(113,481)
	TOTAL NET ASSETS — 100.0%	$89,128,317

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

2

Towle Value Fund

STATEMENT OF ASSETS AND LIABILITIES

As of September 30, 2025

Assets:
Investments, at value (cost $76,960,372)	$89,241,798
Receivables:
Dividends and interest	33,214
Reclaims receivable	10,715
Prepaid expenses	21,044
Total assets	89,306,771

Liabilities:
Payables:
Advisory fees	68,908
Shareholder servicing fees (Note 7)	5,958
Fund administration and accounting fees	25,538
Transfer agent fees and expenses	8,750
Custody fees	3,626
Trustees’ deferred compensation (Note 3)	24,500
Auditing fees	19,875
Legal fees	9,791
Chief Compliance Officer fees	3,827
Accrued other expenses	7,681
Total liabilities	178,454
Commitments and contingencies (Note 3)
Net Assets	$89,128,317

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$80,251,413
Total distributable earnings (accumulated deficit)	8,876,904
Net Assets	$89,128,317

Number of shares issued and outstanding	5,527,010
Net asset value per share	$16.13

See accompanying Notes to Financial Statements.

3

Towle Value Fund

STATEMENT OF OPERATIONS

For the Year Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholdings taxes of $23,351)	$1,327,916
Interest	107,083
Total investment income	1,434,999

Expenses:
Advisory fees	680,677
Shareholder servicing fees (Note 7)	33,374
Fund administration and accounting fees	132,404
Transfer agent fees and expenses	37,191
Custody fees	22,584
Registration fees	33,089
Legal fees	26,972
Auditing fees	19,923
Shareholder reporting fees	15,056
Trustees’ fees and expenses	14,279
Chief Compliance Officer fees	13,979
Insurance fees	4,932
Miscellaneous	4,172
Interest expense	2
Total expenses	1,038,634
Advisory fees recovered (waived)	(4,693)
Net expenses	1,033,941
Net investment income (loss)	401,058

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(3,353,530)
Net change in unrealized appreciation/depreciation on investments	4,511,967
Net realized and unrealized gain (loss)	1,158,437

Net Increase (Decrease) in Net Assets from Operations	$1,559,495

See accompanying Notes to Financial Statements.

4

Towle Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$401,058	$495,229
Net realized gain (loss) on investments	(3,353,530)	10,441,622
Net change in unrealized appreciation/depreciation on investments	4,511,967	(4,395,253)
Net increase (decrease) in net assets resulting from operations	1,559,495	6,541,598

Distributions to Shareholders:
Total distributions to shareholders	(10,868,850)	(2,448,521)

Capital Transactions:
Net proceeds from shares sold	15,193,778	16,557,536
Reinvestment of distributions	10,555,515	2,353,244
Cost of shares redeemed[1]	(30,435,510)	(20,801,542)
Net increase (decrease) in net assets from capital transactions	(4,686,217)	(1,890,762)

Total increase (decrease) in net assets	(13,995,572)	2,202,315

Net Assets:
Beginning of period	103,123,889	100,921,574
End of period	$89,128,317	$103,123,889

Capital Share Transactions:
Shares sold	1,005,995	880,767
Shares reinvested	621,644	130,808
Shares redeemed	(1,845,312)	(1,103,673)
Net increase (decrease) in capital share transactions	(217,673)	(92,098)

[1]	Net of redemption fee proceeds of $4,442 and $7,288, respectively.

See accompanying Notes to Financial Statements.

5

Towle Value Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$17.95	$17.29	$15.98	$18.30	$11.00
Income from Investment Operations:
Net investment income (loss)[1]	0.07	0.08	0.11	(0.02)	(0.07)
Net realized and unrealized gain (loss)	0.22	0.99	2.56	(2.30)	7.38
Total from investment operations	0.29	1.07	2.67	(2.32)	7.31

Less Distributions:
From net investment income	(0.07)	(0.14)	-	-	(0.01)
From net realized gain	(2.04)	(0.27)	(1.36)	-	-
Total distributions	(2.11)	(0.41)	(1.36)	-	(0.01)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$16.13	$17.95	$17.29	$15.98	$18.30

Total return[3]	1.02%	6.23%	16.46%	(12.68)%	66.47%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$89,128	$103,124	$100,922	$91,982	$114,430

Ratio of expenses to average net assets:
Before fees waived/recovered	1.21%[4]	1.15%	1.12%	1.10%	1.10%
After fees waived/recovered	1.20%[4]	1.15%	1.12%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	0.46%	0.45%	0.65%	(0.09)%	(0.42)%
After fees waived/recovered	0.47%	0.45%	0.65%	(0.09)%	(0.42)%
Portfolio turnover rate	100%	56%	58%	80%	50%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	If interest expense had been excluded, the ratios would have remained unchanged for the year ended September 30, 2025.

See accompanying Notes to Financial Statements.

6

Towle Value Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

Note 1 – Organization

Towle Value Fund (formerly, the Towle Deep Value Fund) (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on October 31, 2011.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Fund’s Advisor is deemed to be the Chief Operating Decision Maker (“CODM”) with respect to the Fund’s investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price.  Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated Towle & Co. (“the Advisor”) as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

7

Towle Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS stature of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2025, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

8

Towle Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with the Advisor. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.79% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.20% of the average daily net assets of the Fund. This agreement is in effect until January 31, 2026, and it may be terminated only by the Trust’s Board of Trustees.

For the year ended September 30, 2025, the Advisor waived a portion of its advisory fees totaling $4,693. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At September 30, 2025, the amount of these potentially recoverable expenses was $4,693. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than September 30, of the year stated below:

2028	4,693
Total	$4,693

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended September 30, 2025 are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the year ended September 30, 2025, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

9

Towle Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the year ended September 30, 2025, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At September 30, 2025, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$77,280,488

Gross unrealized appreciation	$15,685,246
Gross unrealized depreciation	(3,723,936)

Net unrealized appreciation (depreciation) on investments	$11,961,310

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2025, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings as follows:

Increase (Decrease)
Paid-in Capital	Total Distributable Earnings
$180	$(180)

10

Towle Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

As of September 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$402,892
Undistributed long-term capital gains	-
Tax accumulated earnings (deficit)	402,892

Accumulated capital and other losses	(3,462,798)
Unrealized appreciation (depreciation) on investments	11,961,310
Unrealized deferred compensation	(24,500)
Total accumulated earnings (deficit)	$8,876,904

The tax character of the distributions paid during the fiscal years ended September 30, 2025 and September 30, 2024 were as follows:

Distribution paid from:	2025	2024
Ordinary income	$375,000	$837,951
Net long-term capital gains	10,493,850	1,610,570
Total distributions paid	$10,868,850	$2,448,521

At September 30, 2025, the Fund had accumulated capital loss carry forwards as follows:

	ST	LT	Total
Not Subject to Expiration	$2,646,412	$816,386	$3,462,798

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the years ended September 30, 2025 and 2024, the Fund received $4,442 and $7,288, respectively, in redemption fees.

Note 6 – Investment Transactions

For the year ended September 30, 2025, purchases and sales of investments, excluding short-term investments, were $83,326,366 and $92,631,092, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended September 30, 2025, shareholder servicing fees incurred are disclosed on the Statement of Operations.

11

Towle Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

12

Towle Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$87,478,951	$-	$-	$87,478,951
Short-Term Investments	1,762,847	-	-	1,762,847
Total Investments	$89,241,798	$-	$-	$89,241,798

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major sector classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 11 - New Accounting Pronouncements and Regulatory Updates

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

13

Towle Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the Towle Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Towle Value Fund (formerly, Towle Deep Value Fund) (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

November 25, 2025

15

Towle Value Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information

Long-Term Capital Gain Designation

For the period ended September 30, 2025, the Fund designates $10,493,850 as a 20% rate gain distribution for purposes of the dividends paid deduction.

Corporate Dividends Received Deduction

For the period ended September 30, 2025, 100% of the dividends to be paid from net investment income, including short-term capital gains (if any) from the Fund, is designated as dividends received deduction available to corporate shareholders.

Qualified Dividend Income

For the period ended September 30, 2025, 100% of dividends to be paid from net investment income, including short-term capital gains (if any) from the Fund, is designated as qualified dividend income.

Shareholder Meeting Results

Shareholders were asked to participate in a special meeting of shareholders on September 12, 2025 (the “Shareholder Meeting”) for the purpose of electing trustees. Each Nominee was approved by the affirmative vote of a plurality of the shares voting at the Shareholder Meeting. The final results of the Shareholder Meeting are reported in the following table.

Proposal: To elect the following as Trustees of the Trust:

	Voted For		Total Shares Outstanding	Voted Withheld		Total Shares Outstanding
Trustee Nominee Name	Shares	%	%	Shares	%	%
Ashley Toomey Rabun	827,129,737.221	93.884%	64.642%	53,885,229.201	6.116%	4.211%
William H. Young	829,469,192.220	94.150%	64.825%	51,545,774.202	5.850%	4.028%
James E. Ross	872,416,952.851	99.025%	68.182%	8,598,013.571	0.975%	0.671%
Jill I. Mavro	872,376,298.228	99.020%	68.178%	8,638,668.194	0.980%	0.675%
Maureen Quill	873,652,842.444	99.165%	68.278%	7,362,123.978	0.835%	0.575%

Note: Record date Shares 1,279,552,379.149

Shares voted: 881,014,966.422

% Total Shares Voted: 68.853%

16

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy Disclosures for Open-End Management Investment Companies are included in Item 7, as part of the financial statements.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At an in-person meeting held on June 3–4, 2025, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Towle & Co. (the “Advisor”) with respect to the Towle Value Fund series of the Trust (the “Fund”) for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Russell 2000 Value Index, the S&P 500 Index, and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. from Morningstar, Inc.’s Small Value category (the “Fund Universe”) for the one-, three-, five-, and ten-year periods ended March 31, 2025; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Towle Value Fund

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) -

Continued

Nature, Extent, and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total return for the five-year period was above the Peer Group and Fund Universe median returns, the S&P 500 Index return, and the Russell 2000 Value Index return. For the ten-year period, the Fund’s annualized total return was below the Peer Group median return, the Russell 2000 Value Index return, the Fund Universe median return, and the S&P 500 Index return by 1.37%, 1.91%, 1.92%, and 8.34%, respectively. The Fund’s annualized total return for the three-year period was below the Russell 2000 Value Index return by 3.91%, the Fund Universe and Peer Group median returns by 5.79%, and the S&P 500 Index return by 12.92%. For the one-year period, the Fund’s total return was below the Fund Universe median return, the Russell 2000 Value Index return, the Peer Group median return, and the S&P 500 Index return by 20.98%, 21.16%, 21.32%, and 33.14%, respectively. The Trustees observed that the Fund’s risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the five- and ten-year periods. The Trustees also observed that the Fund’s downside volatility, as measured by its Morningstar risk score, ranked it in the second quartile of the funds (which is the second-most favorable) in the Peer Group for the one-year period. The Trustees also considered the Advisor’s explanation that given the concentrated and focused nature of the Fund’s strategy, performance results can deviate substantially from the Peer Group.

The Board also considered the overall quality of services provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was lower than the Peer Group and Fund Universe medians. The Trustees considered that the Fund’s advisory fee is lower than the fees the Advisor charges to manage separate accounts for institutional clients with similar objectives and policies as the Fund.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.01% and 0.13%, respectively. The Trustees noted, however, that the average net assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund.

Towle Value Fund

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) -

Continued

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to the Fund for the year ended March 31, 2025. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Advisor from its relationship with the Fund was reasonable.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Trustees also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith

(a) (4) Not Applicable

(a) (5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	12/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	12/5/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	12/5/2025